Note 2 - Liquidity and Going Concern	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]

2. LIQUIDITY AND GOING CONCERN

The accompanying consolidated financial statements as of and for the year ended December 31, 2022 were prepared assuming we will continue as a going concern, which contemplates that we will continue in operation and will be able to realize our assets and settle our liabilities and commitments in the normal course of business for a period of at least one year from the issuance date of these consolidated financial statements.  These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that could result should we be unable to continue as a going concern.

We have incurred significant losses from operations and negative cash flows in every year since inception and have utilized the proceeds from the sales of our equity and equity-linked securities and our contingent funding arrangements with third parties to fund our operations, including our litigation costs.  For the year ended December 31, 2022, we incurred a net loss of approximately $9.8 million and negative cash flows from operations of approximately $3.0 million.  At December 31, 2022, we had an accumulated deficit of approximately $443.2 million. These circumstances raise substantial doubt about our ability to continue to operate as a going concern for a period of one year after the issuance date of these consolidated financial statements.

We had cash and cash equivalents of approximately $0.1 million at December 31, 2022.  We received an additional $0.8 million in proceeds from debt and equity financings in January 2023 (see Note 18).  Our remaining capital resources will be used to fund our current obligations and ongoing operating costs; however, these resources will not be sufficient to meet our liquidity needs for the next twelve months and we will be required to seek additional capital.

Our business plan is currently focused solely on our patent enforcement and technology licensing objectives.  The timing and amount of proceeds from our patent enforcement actions are difficult to predict and there can be no assurance we will receive any proceeds from these enforcement actions. Refer to Note 13 for a complete discussion of our patent enforcement proceedings.

Significant portions of our litigation costs to date have been funded by contingent payment arrangements with legal counsel.  Fee discounts offered by legal counsel in exchange for contingent payments upon successful outcome in our litigation are not recognized in expense until such time that the related proceeds on which the contingent fees are payable are considered probable.  Contingent fees vary based on each firm’s specific fee agreement.  We currently have contingent fee arrangements in place for all of our active cases. In addition to our contingent fee agreements with legal counsel, we have secured and unsecured contingent payment obligations to litigation funders that have priority payments due from patent-related proceeds.

In March 2023, we received $25.0 million in proceeds from a patent license and settlement agreement (see Note 18).  These proceeds are expected to be used entirely for the payment of contingent legal fees and expenses and the repayment of principal on our secured contingent payment obligation and therefore our ability to meet our liquidity needs for the twelve months after the issuance date  of these financial statements is dependent upon one or more of (i) our ability to successfully negotiate future licensing agreements and/or settlements relating to the use of our technologies by others in excess of our contingent payment obligations; and/or (ii) our ability to raise additional capital from the sale of debt or equity securities or other financing arrangements.  We are currently in discussions with Brickell regarding restructuring of our contingent payment obligation, including additional new capital.  There can be no assurance that a favorable restructuring of our Brickell obligation will be achieved at all, or in a manner that provides significant future benefit to us.

The long-term continuation of our business plan is dependent upon our ability to secure sufficient financing to support our business, and our ability to generate revenues and/or patent-related proceeds sufficient to offset expenses and meet our contingent payment obligation and other long-term debt repayment obligations.  Failure to generate sufficient revenues, raise additional capital through debt or equity financings, and/or reduce operating costs could have a material adverse effect on our ability to meet our short and long-term liquidity needs and achieve our intended long-term business objectives.